Provision For Income Taxes And Deferred Income Taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provision For Income Taxes And Deferred Income Taxes
NOTE 20. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

As the Company operates in the cannabis industry, the Company is subject to the limits of IRC Section 280E for U.S. federal income tax purposes as well as state income tax purposes for all states except California and Arizona. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable
under IRC Section 280E. However, the State of California and the State of Arizona do not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns and Arizona Corporate Income Tax Returns.
The Company intends to be treated as a United State corporation for U.S. federal income tax purposes under IRC Section 7874 and is expected to be subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”)) for Canadian income tax purposes. As a result, the Corporation is subject to taxation both in Canada and the U.S.
As of December
31, 2021, the Company has $66.1 million of
non-capital
Canadian losses which expire in 2038
-
2041,
$
30.8

million of U.S. federal net operating losses which have an indefinite carryforward period, and $138.3 million of state net operating losses, which expire in
2038-2041
. As
 of December 31, 2020, the Company ha
d
 $57.2
 million of
non-capital
Canadian
 losses
,

$
27.7
 million of
U.S. federal net operating losses, and $99.3 million of state net operating losses.
A valuation allowance to reflect management’s
estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at December 31, 2021 and 2020.
During 2020 and 2021, the Company maintained a full valuation allowance against its net Canadian deferred tax assets, as losses are generated in Canada with no projection of future taxable income. As of December 31, 2021, the Company recorded a valuation allowance on a majority of its state net operating losses.

Provision for income taxes consists of the following for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
Current
Federal	$51,815	$27,821
State	23,337	11,936
Foreign	—	—

Total current	$75,152	$39,757

Deferred
Federal	$(29,445)	$(6,253)
State	(14,043)	(4,394)
Foreign	5,759	(9,273)

Total deferred	$(37,729)	$(19,920)

Change in valuation allowance	$2,684	$8,767

Total	$40,107	$28,604

As of December 31, 2021 and 2020, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2021	2020
Deferred tax assets
Share-based compensation	$1,029	$360
Financing f ees	2,542	2,920
Net operating losses	36,096	29,708
Inventory	239	967
Capital losses	—	336
Lease liabilities	26,761	22,284
Other	730	4,279

Total deferred tax assets	$67,397	$60,854

Deferred tax liabilities
ROU assets	$(7,824)	$(7,574)
Property, plant and equipment	(11,885)	(12,668)
Intangible assets	(93,761)	(48,499)
Other	(1,948)	(139)

Total deferred tax liabilities	$(115,418)	$(68,880)

Valuation allowance	$(31,085)	$(26,044)

Net deferred tax liabilities	$(79,105)	$(34,071)

The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2021	2020
Expected income tax expense at statutory tax rate	$(53,912)	$(13,475)
Tax rate differences	(1,109)	(13,684)
Pass through and non-controlling entities	(7,373)	(4,775)
State tax expense, net	9,319	7,517
IRC Section 280E disallowance	47,100	35,376
Changes in value of deferred consideration	(10,103)	3,116
Loss on debt modification	7,554	—
Uncertain tax treatment	(4,749)	755
Share-based compensation	3,941	3,159
Goodwill impairment	45,314	—
Change in valuation allowance	2,684	8,768
Other	$1,440	1,847

Income tax expense	$40,107	$28,604

Effective tax rate	(15.6%)	(44.6%)
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in thousands)	2021	2020
Balance at January 1	$4,749	$3,993
Additions based on tax positions related to the current year	—	556
Additions for tax positions of prior years	—	200
Reductions for tax positions of prior year s	(4,749)	—

Balance at the end of the year	$—	$4,749

In 2021, the Company recorded an additional deferred tax asset of
$2.0
million related to the
step-up
in basis from shareholder redemptions under the tax receivable agreement for Cresco Labs LLC. The Company also recognized in equity a tax receivable agreement liability o
f $1.8
million related to estimated payables to certain shareholders.
In 2021, the Company recorded a deferred tax liability
of $82.3 million through goodwill related to the acquisition of Verdant, Bluma, Cultivate, and Laurel Harvest.
Unrecognized income tax benefits are reported net of their related deferred federal income tax benefit. Previously, the Company had recorded a reserve for an uncertain tax position on certain arrangements between its management companies and operating companies. During 2021, the Company reversed such reserve and will no longer record an uncertain tax position related to this tax position going forward due to a favorable conclusion of an IRS audit exam, which changed management’s cumulative probability that this uncertain tax position would be upheld. This resulted in a one-time
tax benefit
of
$4.7 million.